INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of Debt Issuance Costs	$ 2,880,410
Asset Impairment Charges	9,834,584	1,449,371	14,698,853
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 8,272,676